Taxes on Income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Israeli corporate income tax rate	23.00%	23.00%
Weighted tax rate	21.00%
Carryforward operating losses (in New Shekels)	₪ 99,883